Fair Value - Schedule of Fair Value Assumptions Warrants (Details) - $ / shares	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected warrant term	0 years	4 years 9 months 7 days
Risk-free rate		14.00%
Expected volatility		80.00%
Dividend yield	0.00%	0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market price of common stock	$ 7.56
Expected warrant term	5 years
Risk-free rate	1.70%
Expected volatility	79.00%
Probability of certain litigation costs at each of three pricing thresholds	33.00%
Probability of future down-round financing	50.00%
Stock price discount	41.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Market price of common stock	$ 3.54
Expected warrant term	2 years 9 months
Risk-free rate	1.00%
Expected volatility	77.00%
Probability of certain litigation costs at each of three pricing thresholds	0.00%
Probability of future down-round financing	0.00%
Stock price discount	0.00%